SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Share Capital

		(in millions of Euros)
	Number of shares	Share capital	Share premium
At January 1, 2023	144,301,592	3	420
New shares issued (A)	2,518,292	—	—
At December 31, 2023	146,819,884	3	420
(A)In the year ended December 31, 2023, Constellium SE issued and delivered 2,518,292 ordinary shares to certain employees and corporate officers under share-based compensation plans.